Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) (Condensed Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net income	$ 5,115	$ 4,244
Net cash provided by operating activities	11,445	13,307
Purchases of securities available for sale	(29,136)	(39,335)
Proceeds from sale of securities available for sale	12,178	8,103
Net cash used in investing activities	(104,042)	(5,619)
Redemption of perpetual preferred stock from U.S. Treasury	(20,649)
Repurchase of warrant from U.S. Treasury	(2,707)
Proceeds from exercise of stock options		173
Dividends on preferred stock	(585)	(1,032)
Dividends on common stock	(188)
Net cash provided by (used in) financing activities	97,809	3,930
Increase (decrease) in cash and cash equivalents	5,212	11,618
Cash and cash equivalents, beginning of period	94,192	82,574
Cash and cash equivalents, end of period	99,404	94,192
Cash: Interest paid	6,509	7,863
Parent Company Only [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	5,115	4,244
Equity in undistributed net income of subsidiary	(4,776)	(3,983)
Gains on sales of securities	(3)
Net change in other assets and other liabilities	(22)	(8)
Net cash provided by operating activities	314	253
Purchases of securities available for sale	(100)
Proceeds from sale of securities available for sale	63
Net cash used in investing activities	(37)
Redemption of perpetual preferred stock from U.S. Treasury	(20,649)
Repurchase of warrant from U.S. Treasury	(2,707)
Proceeds from exercise of stock options		173
Dividends on preferred stock	(585)	(1,032)
Dividends on common stock	(188)
Dividend from Bank	12,707	9,000
Net cash provided by (used in) financing activities	(11,422)	8,141
Increase (decrease) in cash and cash equivalents	(11,145)	8,394
Cash and cash equivalents, beginning of period	11,869	3,475
Cash and cash equivalents, end of period	724	11,869
Cash: Interest paid	$ 287	$ 362